Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 22,283,001	R$ 18,278,582	R$ 18,278,582
Additions from purchases, biological assets	6,281,750		7,180,450
Additions of merged companies			366,785
Depletions	(3,936,128)		(4,831,916)
Transfers	15,233		102,790
Gain (loss) on fair value adjustments	73,248	R$ (539,003)	(1,431,530)
Disposals	(23,383)		(130,922)
Write-offs	(101,764)		(114,298)
Closing Balance	R$ 24,445,461		R$ 22,283,001